Segmental analysis - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2021 GBP (£) segment	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Operating profit/(loss) from continuing operations	£ 2,895	£ 2,780	£ 2,870
UK
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,550	1,915	1,422
US
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,345	865	1,448
UK Electricity Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,027	1,316	778
UK Gas Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	337	347	267
US Regulated | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	1,344	880	1,425
NG Ventures and Other | Unallocated amounts
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	187	237	400
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(31)	(527)	(572)
Exceptional items and remeasurements | UK Electricity Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(7)	(4)	(237)
Exceptional items and remeasurements | UK Gas Transmission | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	(5)	(1)	(36)
Exceptional items and remeasurements | US Regulated | Operating segments
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	31	(517)	(299)
Exceptional items and remeasurements | NG Ventures and Other | Unallocated amounts
Disclosure of operating segments [line items]
Operating profit/(loss) from continuing operations	£ (50)	£ (5)	£ 0